T. ROWE PRICE Equity Income Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.3%
COMMUNICATION SERVICES  6.5%
Diversified Telecommunication Services  0.4%
Comcast, Class A  2,000,000 57,420
57,420
Entertainment  0.9%
Walt Disney  1,457,348 140,459
140,459
Interactive Media & Services  3.6%
Alphabet, Class A  986,000 283,534
Alphabet, Class C  781,000 224,038
Meta Platforms, Class A  130,000 74,377
581,949
Media  0.8%
News, Class A  4,829,000 120,387
Versant Media Group (1) 85,000 3,147
123,534
Wireless Telecommunication Services  0.8%
T-Mobile U.S.  598,000 125,598
125,598
Total Communication Services 1,028,960
CONSUMER DISCRETIONARY  3.5%
Broadline Retail  1.3%
Amazon.com (1) 1,019,000 212,227
212,227
Hotels, Restaurants & Leisure  1.0%
Las Vegas Sands  3,070,000 165,412
165,412
Leisure Products  0.3%
Mattel (1) 2,953,000 42,907
42,907
Specialty Retail  0.9%
Home Depot  450,000 148,000
148,000
Total Consumer Discretionary 568,546

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  7.0%
Consumer Staples Distribution & Retail  0.6%
Walmart  784,000 97,436
97,436
Food Products  0.9%
Conagra Brands  1,369,000 21,521
Tyson Foods, Class A  1,933,000 123,847
145,368
Household Products  3.6%
Colgate-Palmolive  2,839,000 241,968
Kimberly-Clark  1,138,000 109,783
Procter & Gamble  1,587,000 229,226
580,977
Personal Care Products  0.7%
Kenvue  6,830,000 117,749
117,749
Tobacco  1.2%
Philip Morris International  1,130,000 186,834
186,834
Total Consumer Staples 1,128,364
ENERGY  10.8%
Energy Equipment & Services  0.6%
SLB  1,744,000 89,624
89,624
Oil, Gas & Consumable Fuels  10.2%
Chevron  870,000 180,003
ConocoPhillips  2,320,000 306,240
EOG Resources  954,000 137,920
EQT  862,000 54,858
Expand Energy  1,110,000 121,856
Exxon Mobil  1,511,000 256,356
Kinder Morgan  720,000 24,142
Phillips 66  85,000 15,485
South Bow (CAD)  1,319,000 43,881
TC Energy  1,010,000 63,226
TotalEnergies (EUR)  3,522,856 323,307
TotalEnergies  496,144 45,139

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Williams  1,029,000 74,891
1,647,304
Total Energy 1,736,928
FINANCIALS  20.2%
Banks  9.0%
Bank of America  4,294,000 209,333
Citigroup  2,442,000 276,947
Fifth Third Bancorp  3,816,000 177,291
Huntington Bancshares  10,122,000 158,409
JPMorgan Chase  944,000 277,687
U.S. Bancorp  4,145,000 215,582
Wells Fargo  1,774,000 141,228
1,456,477
Capital Markets  2.5%
Charles Schwab  3,150,000 296,037
Morgan Stanley  179,673 29,569
State Street  558,000 70,620
396,226
Consumer Finance  0.2%
Capital One Financial  148,000 27,000
27,000
Financial Services  1.8%
Apollo Global Management  279,000 31,086
Corebridge Financial  1,062,000 25,339
Equitable Holdings  4,483,000 166,364
Fiserv (1) 905,000 50,499
Global Payments  194,646 13,100
286,388
Insurance  6.7%
Allstate  606,000 125,648
American International Group  2,415,000 181,729
Chubb  741,000 241,514
Hartford Insurance Group  185,000 25,018
Loews  1,954,000 208,570
MetLife  4,345,000 307,278
1,089,757
Total Financials 3,255,848

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  12.5%
Biotechnology  0.3%
Biogen (1) 237,000 43,449
43,449
Health Care Equipment & Supplies  3.0%
Becton Dickinson & Company  1,285,000 202,041
Medtronic  1,385,000 120,010
Zimmer Biomet Holdings  1,867,000 168,814
490,865
Health Care Providers & Services  3.8%
Cigna Group  478,000 127,506
CVS Health  2,602,000 186,876
Elevance Health  676,000 197,899
UnitedHealth Group  401,000 108,507
620,788
Life Sciences Tools & Services  0.9%
Thermo Fisher Scientific  166,000 81,594
Waters (1) 189,000 56,284
137,878
Pharmaceuticals  4.5%
AstraZeneca  665,000 131,151
Bristol-Myers Squibb  1,676,000 101,649
Johnson & Johnson  358,000 87,510
Merck  1,390,000 167,203
Novo Nordisk, ADR  1,404,000 51,597
Sanofi (EUR)  236,000 22,791
Sanofi, ADR  261,000 12,575
Viatris  11,324,000 152,987
727,463
Total Health Care 2,020,443
INDUSTRIALS & BUSINESS SERVICES  13.8%
Aerospace & Defense  3.9%
Boeing (1) 925,000 184,103
General Electric  554,000 157,208
L3Harris Technologies  712,000 245,747
StandardAero (1) 1,988,000 51,350
638,408
Air Freight & Logistics  0.8%
United Parcel Service, Class B  1,364,000 134,190
134,190

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.7%
Rockwell Automation  296,000 106,228
106,228
Ground Transportation  2.1%
CSX  4,981,000 204,470
Norfolk Southern  108,000 30,996
Union Pacific  403,000 97,776
333,242
Industrial Conglomerates  1.4%
3M  245,000 35,582
Siemens (EUR)  770,000 187,598
223,180
Machinery  3.6%
AGCO  853,000 98,837
Dover  241,000 50,237
Fortive  3,439,000 190,108
Middleby (1) 350,000 46,403
Stanley Black & Decker  2,788,000 198,115
583,700
Passenger Airlines  0.9%
Southwest Airlines  3,773,000 141,752
141,752
Professional Services  0.4%
Booz Allen Hamilton Holding  897,000 69,993
69,993
Total Industrials & Business Services 2,230,693
INFORMATION TECHNOLOGY  10.1%
Communications Equipment  0.5%
Cisco Systems  1,053,000 81,702
81,702
Electronic Equipment, Instruments & Components  0.7%
Ralliant  1,565,000 65,088
TE Connectivity  86,000 17,976
Teledyne Technologies (1) 38,000 22,990
106,054
IT Services  0.2%
Accenture, Class A  189,000 37,477
37,477

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  5.1%
Advanced Micro Devices (1) 611,000 124,296
Applied Materials  576,000 196,871
Intel (1) 2,573,000 113,546
QUALCOMM  1,874,000 241,334
Texas Instruments  807,000 156,671
832,718
Software  1.7%
Microsoft  409,000 151,399
Salesforce  665,000 124,136
275,535
Technology Hardware, Storage & Peripherals  1.9%
Samsung Electronics (KRW)  2,696,000 315,328
315,328
Total Information Technology 1,648,814
MATERIALS  3.5%
Chemicals  1.6%
CF Industries Holdings  2,046,000 265,653
265,653
Containers & Packaging  1.4%
Avery Dennison  273,000 47,141
International Paper  5,241,000 187,104
234,245
Paper & Forest Products  0.5%
West Fraser Timber  1,340,000 87,489
87,489
Total Materials 587,387
REAL ESTATE  3.2%
Industrial Real Estate Investment Trusts  0.5%
Rexford Industrial Realty, REIT  2,643,000 86,505
86,505
Residential Real Estate Investment Trusts  1.3%
Equity Residential, REIT  3,021,000 178,692
Sun Communities, REIT  245,000 30,860
209,552
Specialized Real Estate Investment Trusts  1.4%
CubeSmart, REIT  109,000 3,995
Public Storage, REIT  68,000 18,420
Rayonier, REIT  6,426,000 132,504

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  2,837,000 69,308
224,227
Total Real Estate 520,284
UTILITIES  6.2%
Electric Utilities  4.2%
Alliant Energy  2,040,000 146,391
NextEra Energy  1,495,000 138,856
Southern  3,620,000 349,402
Xcel Energy  553,000 43,930
678,579
Multi-Utilities  2.0%
Ameren  1,540,000 169,277
Sempra  1,630,000 158,387
327,664
Total Utilities 1,006,243
Total Common Stocks (Cost $11,364,294) 15,732,510
CONVERTIBLE PREFERRED STOCKS  0.7%
INDUSTRIALS & BUSINESS SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  1,130,829 73,368
Total Industrials & Business Services 73,368
UTILITIES  0.3%
Electric Utilities  0.3%
Southern, Series A, 7.13%, 12/15/28  835,491 42,944
Total Utilities 42,944
Total Convertible Preferred Stocks (Cost $95,771) 116,312
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Government Reserve Fund, 3.71% (2)(3) 279,431,863 279,432
Total Short-Term Investments (Cost $279,432) 279,432
Total Investments in Securities  99.7%
(Cost $11,739,497) $ 16,128,254
Other Assets Less Liabilities 0.3% 42,105
Net Assets 100.0% $ 16,170,359

T. ROWE PRICE Equity Income Fund

‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 129 S&P 500 E-Mini Index contracts 6/26 42,381 $ (1,194)
Net payments (receipts) of variation margin to date 4,771
Variation margin receivable (payable) on open futures contracts $ 3,577

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 2,322+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 150,309  ¤  ¤ $ 279,432^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,322 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $279,432.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Equity Income Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F71-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,839,605 $ 892,905 $ — $ 15,732,510
Convertible Preferred Stocks 116,312 — — 116,312
Short-Term Investments 279,432 — — 279,432
Total $ 15,235,349 $ 892,905 $ — $ 16,128,254
Liabilities
Futures Contracts* $ 1,194 $ — $ — $ 1,194
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.